Balances and Transactions with Related Parties	12 Months Ended
Dec. 31, 2013
Balances and Transactions with Related Parties [Abstract]
Balances and Transactions with Related Parties
Note 22  -   Balances and Transactions with Related Parties

A.            Balances with related parties:

	December 31,	December 31,
	2013	2012
	U.S. Dollars
Accounts receivable	43	-
Accounts payable	6	-
Due from affiliated companies	233	391

B.            Transactions with related parties:

	Year Ended December 31,
	2013	2012	2011
	U.S. Dollars
Purchases from Parent and affiliates	57	-	1,555
Interest income from Parent	4	15	31
Sales to Parent and affiliated companies	347	142	2,397

Unpaid balances between Parent and its subsidiaries in Israel and the Company bear interest of 5.5%.